Consolidated Statement of Cash Flows (Parenthetical) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Statements [Line Items]
Additions to plant and equipment		$ 12,400	$ 25,200	$ 23,300
Purchase of plant and equipment	[1]	11,801	24,466	20,648
Office Improvements [Member]
Statements [Line Items]
Purchase of plant and equipment	[1]	11,800	24,400	20,600
Provision for estimated future reinstatement cost		$ 600	$ 800	$ 2,700

[1]	During the year, the additions to plant and equipment totaling S$12.4 million (2022: S$25.2 million, 2021: S$23.3 million) comprises paid purchases totaling S$11.8 million (2022: S$24.4 million, 2021: S$20.6 million) and a provision of S$0.6 million (2022: S$0.8 million, 2021: S$2.7 million) for estimated future reinstatement cost relating to office improvements (Note 18).